UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	10/31/06

Date of reporting period:	1/31/06

Item 1 – Schedule of Investments

Portfolio of Investments - (unaudited)

As of January 31, 2006

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - 112.0%

		AUSTRALIA - 22.9%
		Brisbane Airport Corporation, Ltd.,
AUD	4,000	7.30%, 6/30/10	Aaa	AAA	$3,179,763
		Commonwealth of Australia,
AUD	1,750	10.00%, 10/15/07	Aaa	AAA	1,423,136
AUD	1,750	7.50%, 9/15/09	Aaa	AAA	1,418,667
AUD	250	5.75%, 6/15/11	Aaa	AAA	193,107
AUD	100	6.50%, 5/15/13	Aaa	AAA	80,843
AUD	300	6.00%, 2/15/17	Aaa	NR	238,420
		New South Wales Treasury Corporation,
AUD	3,700	7.00%, 12/01/10	NR	AAA	2,972,337
AUD	550	6.00%, 5/01/12	Aaa	AAA	425,879
		Northern Territory Treasury,
AUD	1,250	6.75%, 7/14/09	NR	NR	980,362
		Publishing & Broadcasting Finance, Ltd.,
AUD	800	6.15%, 7/04/15	NR	A-	597,483
		Queensland Treasury Corporation,
AUD	2,500	8.00%, 9/14/07 (Global)	Aaa	AAA	1,966,264
AUD	1,800	5.50%, 5/14/10	NR	AAA	1,366,349
AUD	1,500	6.00%, 6/14/11	Aaa	AAA	1,164,462
AUD	3,200	6.00%, 8/14/13	Aaa	AAA	2,497,204
AUD	3,500	6.00%, 10/14/15	Aaa	AAA	2,737,353
AUD	1,250	6.00%, 6/14/21	Aaa	AAA	981,405
		Tabcorp Investment No. 4 Pty, Ltd.,
AUD	1,000	6.50%, 10/13/11	NR	BBB+	765,521
		Telstra Corporation, Ltd.,
NZD	1,000	7.15%, 11/24/14	A2	A+	685,056
		Treasury Corporation of Victoria,
AUD	1,500	10.25%, 11/15/06	Aaa	AAA	1,175,737
		Walker Finance Property, Limited,
AUD	700	5.898%, 12/30/11(a)	NR	AAA	532,217
		Western Australia Treasury Corporation,
AUD	2,500	8.00%, 10/15/07	Aaa	AAA	1,967,074
AUD	2,250	8.00%, 6/15/13	Aaa	AAA	1,942,813

					29,291,452

		AUSTRIA - 0.9%
		Republic of Austria,
CAD	1,300	5.00%, 12/20/24(b)	Aaa	AAA	1,179,028

		BELGIUM - 0.3%
		Carmeuse Lime BV,
EUR	300	10.75%, 7/15/12	Ba3	B+	418,933

		BRAZIL - 1.1%
		Federal Republic of Brazil,
USD	1,200	10.00%, 8/07/11	Ba3	BB-	1,416,000

		CANADA - 21.4%
		Canadian Government,
CAD	2,000	7.25%, 6/01/07	NR	AAA	1,825,540
NZD	1,000	6.625%, 10/03/07	Aaa	AAA	686,489
CAD	3,000	10.25%, 3/15/14	Aaa	AAA	3,722,068
CAD	2,000	8.00%, 6/01/23	Aaa	AAA	2,534,505
CAD	2,000	9.00%, 6/01/25	NR	AAA	2,816,881
		Canada (Cayman),
CAD	750	7.25%, 6/01/08	Aaa	NR	698,287
		Ontario Hydro,
CAD	500	8.50%, 5/26/25	Aa2	AA	646,383
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	Aa1	AA	2,232,083
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	Aa2	AA-	677,529
		Province of Manitoba Series EMTN,
CAD	3,500	7.00%, 5/21/07	Aa2	AA-	3,176,095
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	Aa3	AA-	2,128,622
		Province of Newfoundland,
CAD	1,000	5.125%, 12/29/10	A3	A-	900,701
		Province of Ontario,
CAD	1,000	5.25%, 11/30/11	Aa2	AA	914,108
NZD	1,500	6.25%, 6/16/15	Aa2	AA	1,008,957
		Province of Quebec,
NZD	1,000	6.75%, 11/09/15	A1	A+	683,987
		Quebec Hydro,
CAD	2,000	9.625%, 7/15/22	A1	A+	2,701,408

					27,353,643

Aberdeen Global Income Fund, Inc. 1

Portfolio of Investments - (unaudited)

As of January 31, 2006

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS (Continued)

		COLOMBIA - 1.3%
		Republic of Colombia,
COP	1,600,000	12.00%, 10/22/15	Ba2	BB	$876,960
USD	600	10.375%, 1/28/33	Ba2	BB	816,000

					1,692,960

		FINLAND - 2.0%
		Republic of Finland,
GBP	1,250	10.125%, 6/22/08	Aaa	AAA	2,494,515

		FRANCE - 1.6%
		Dexia Municipal Agency,
NZD	3,000	7.00%, 11/26/07	Aaa	AAA	2,055,029

		GERMANY - 1.7%
		Cognis GmbH,
EUR	225	9.50%, 5/15/14	B3	B-	306,004
		Kreditanstalt fuer Wiederaufbau,
MXN	15,000	9.75%, 5/27/08	Aaa	AAA	1,479,881
		Kronos International, Inc.,
EUR	310	8.875%, 6/30/09	B2	BB-	394,313

					2,180,198

		IRELAND - 0.3%
		Valentia Telecommunications, LTD,
EUR	300	7.25%, 8/15/13	Ba3	BB-	397,076

		JAMAICA - 1.1%
		Government of Jamaica,
EUR	1,000	11.00%, 7/27/12	B1	B	1,441,981

		KAZAKHSTAN - 0.8%
		Kazkommerts International BV,
USD	1,000	7.875%, 4/07/14	Baa2	BB	1,048,500

		LUXEMBOURG - 1.8%
		Council of Europe,
CAD	1,000	5.25%, 2/27/12	Aaa	AAA	917,543
		Rhiag SA,
EUR	310	10.75%, 6/05/07	B2	B-	382,079
		Vimpel-Communications,
USD	1,000	8.00%, 2/11/10	B1	BB	1,025,500

					2,325,122

		MEXICO - 2.1%
		Mexican Government,
MXN	19,000	8.00%, 12/19/13	Baa1	A	1,810,087
		Mexican Fixed Rate Bonds,
MXN	9,000	9.50%, 12/18/14	Baa1	A	931,293

					2,741,380

		NETHERLANDS - 1.9%
		Nederlandse Waterschapsbank,
NZD	500	6.50%, 10/17/08	Aaa	AAA	340,052
		Rabo Australia, Ltd.,
NZD	3,000	6.25%, 11/22/11	Aaa	AAA	2,068,626

					2,408,678

		NEW ZEALAND - 3.5%
		Auckland Healthcare Services, Ltd,
NZD	1,000	7.75%, 9/15/15	Aaa	AAA	737,134
		Bank of New Zealand,
NZD	1,000	7.50%, 9/15/08	NR	AA-	696,600
		Deutsche Bank AG,	_
NZD	2,000	7.14%, 6/16/14	A1	A+	1,380,976
		Housing New Zealand,
NZD	1,500	8.00%, 11/15/06	Aaa	AA+	1,033,003
		Powerco, Ltd.,
NZD	1,000	6.39%, 3/29/13	NR	AAA	666,320

					4,514,033

		PERU - 1.3%
		Republic of Peru,
USD	1,300	9.875%, 2/06/15	Ba3	BB	1,608,750

		PHILIPPINES - 2.9%
		Philippine Long Distance Telephone Company,
USD	1,400	11.375%, 5/15/12	Ba2	BB+	1,739,069
		Republic of Philippines,
USD	1,700	8.875%, 3/17/15	B1	BB-	1,882,750
USD	50	9.375%, 1/18/17	B1	BB-	57,179

					3,678,998

Aberdeen Global Income Fund, Inc. 2

Portfolio of Investments - (unaudited)

As of January 31, 2006

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS (Concluded)

		POLAND - 1.6%
		Poland Government,
PLN	5,700	6.25%, 10/24/15	A2	A-	$1,978,207

		RUSSIA - 1.4%
		Gazprom OAO,
USD	800	9.625%, 3/01/13	NR	BB+	960,000
		JSC Severstal,
USD	800	9.25%, 4/19/14	B2	B+	868,000

					1,828,000

		SOUTH AFRICA - 1.4%
		Republic of South Africa,
ZAR	8,700	13.00%, 8/31/10	A2	A+	1,744,131

		SWITZERLAND - 6.3%
		Eurofima,
AUD	3,500	9.875%, 1/17/07	Aaa	AAA	2,751,552
AUD	200	6.00%, 1/28/14	Aaa	AAA	153,878
AUD	1,500	6.25%, 12/28/18	Aaa	AAA	1,183,670
		European Investment Bank,
NZD	2,300	7.00%, 12/17/07	Aaa	AAA	1,576,198
TRY	3,100	12.50%, 4/01/09	Aaa	AAA	2,459,808

					8,125,106

		TURKEY - 0.8%
		Republic of Turkey,
USD	800	11.00%, 1/14/13	Ba3	BB-	1,014,000

		UNITED KINGDOM - 25.7%
		Barclays Bank PLC,
GBP	1,000	9.875%, 5/29/49	Aa2	A+	1,966,141
		British Gas PLC,
GBP	1,400	8.875%, 7/08/08	A2	A	2,712,586
		EGG Banking PLC,
GBP	500	5.125%, 12/21/07	A3	NR	891,747
		Prudential Finance B.V.,
GBP	500	9.375%, 6/04/07	NR	AA-	940,554
		United Kingdom Treasury,
GBP	1,100	7.50%, 12/07/06	Aaa	AAA	2,005,741
GBP	6,700	8.50%, 7/16/07	Aaa	AAA	12,593,887
GBP	3,800	5.75%, 12/07/09	Aaa	AAA	7,098,448
GBP	1,500	8.00%, 9/27/13	Aaa	AAA	3,325,365
GBP	600	8.00%, 12/07/15	Aaa	AAA	1,400,027

					32,934,496

		UNITED STATES - 5.9%
		AGCO Corp.,
EUR	225	6.875%, 4/15/14	B1	BB-	283,463
		American Standard, Inc.,
GBP	221	8.25%, 6/01/09	Baa3	BBB-	430,114
		Bank of America Corp.,
AUD	500	6.50%, 12/05/08	Aa2	AA-	384,496
		Constellation Brands, Inc.,
GBP	200	8.50%, 11/15/09	Ba2	BB	386,577
		Dana Corp.,
EUR	300	9.00%, 8/15/11	B1	B-	437,148
		General Electric Capital Corp.,
NZD	1,000	6.625%, 2/04/10	Aaa	AAA	681,153
NZD	1,000	6.50%, 9/28/15	Aaa	AAA	670,004
		International Finance Corp.,
NZD	1,000	6.75%, 7/15/09	Aaa	AAA	682,354
		Lear Corp.,
EUR	310	8.125%, 4/01/08	Ba2	BB+	365,140
		Merrill Lynch & Co., Inc.,
AUD	200	6.75%, 3/12/14	Aa3	A+	156,510
		Morgan Stanley,
NZD	1,500	6.86%, 9/06/12	Aa3	NR	1,022,641
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	A2	A	1,016,934
		TRW Automotive, Inc.,
EUR	194	10.125%, 2/15/13	Ba3	BB-	265,021
		Warner Music Group,
GBP	150	8.125%, 4/15/14	B2	B-	278,269
		Wells Fargo & Co.,
AUD	700	5.75%, 7/12/10	Aa1	AA-	526,249

					7,586,073

Total long-term investments (cost $125,206,892)					143,456,289

Aberdeen Global Income Fund, Inc. 3

Portfolio of Investments - (unaudited)

As of January 31, 2006

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
SHORT-TERM INVESTMENTS - 8.4%

		UNITED STATES - 8.4%
CAD	910	State Street Bank and Trust Company Time Deposit,
		2.00%, 2/01/06	NR	NR	$795,942

GBP	371	State Street Bank and Trust Company Fixed Deposit,
		4.250%, 2/01/06	NR	NR	659,403

NZD	208	State Street Bank and Trust Company Fixed Deposit,
		5.50%, 2/01/06	NR	NR	142,490

USD	9,132	Repurchase Agreement, State Street Bank and Trust Company, 4.10% dated 1/31/06, due 2/01/06 in the amount of $9,133,040 (collateralized by $7,785,000 U.S. Treasury Bonds, 6.125% due 11/15/27; value $9,316,816)	NR	NR	9,132,000

Total short-term investments (cost $10,729,331)					10,729,835

Total Investments - 120.4% (cost $135,936,223)					154,186,124
Other assets in excess of liabilities - 3.0%					3,902,634
Liquidation value of preferred stock - (23.4%)					(30,000,000)

Net Assets Applicable to Common Shareholders - 100.0%					$128,088,758

NR	- Not rated by Moody’s and/or Standard & Poor’s.
AUD	- Australian dollar	GBP	- British pound	TRY	- Turkish lira
CAD	- Canadian dollar	MXN	- Mexican peso	USD	- United States dollar
COP	- Colombian peso	NZD	- New Zealand dollar	ZAR	- South African rand
EUR	- Euro	PLN	- Polish zloty

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2006.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate market value of these securities amounted to $1,179,028 or 0.9% of net assets applicable to common shareholders.

Interest Rate Swap Agreements
Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2006	$4,800	2.6900%	1 month LIBOR	$78,725
UBS AG	October 31, 2007	7,200	3.1600%	1 month LIBOR	206,467
UBS AG	October 31, 2008	7,200	3.5400%	1 month LIBOR	240,854
UBS AG	October 31, 2010	4,800	4.0550%	1 month LIBOR	163,858

					$689,904

Futures Contracts	Expiration	Contracts	Unrealized Appreciation
Purchase Contracts:
Australian Treasury Bond 6% - 3 year	March 2006	9	$1,109
Australian Treasury Bond 6% - 10 year	March 2006	24	21,613

			$22,722

Forward Exchange Contracts
Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of January 31, 2006	Sale Value as of January 31, 2006	Unrealized Appreciation
British Pound/Euro
settlement date
2/06/06	£2,755,920	EUR 4,000,000	$4,903,509	$4,863,584	$39,925

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2006 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$152,341,279	$4,529,558	$2,684,713	$1,844,845

Aberdeen Global Income Fund, Inc. 4

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Global Income Fund, Inc.

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Global Income Fund, Inc.

Date: March 31, 2006

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Global Income Fund, Inc.

Date: March 31, 2006